Trade and Other Receivables and Prepayments - Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Schedule of Reconciliation of the Expected Credit Loss Provision Recognized With Regard to Trade and Other Receivables [Abstract]
Beginning balance	R (210,906)	R (165,240)
Allowance for expected credit losses, net	(124,532)	(114,555)
Amounts utilized	51,105	67,292
Translation adjustments	8,682	1,597
Ending balance	R (275,651)	R (210,906)